Note 14 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Unearned Revenue (Details) - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Unearned Revenue	$ 62,433	$ 79,529
Less current portion	(47,813)	(52,177)
Non-current portion	14,620	27,352
Unearned Revenues Regarding Hires Collected in Advance [Member]
Unearned Revenue	30,884	34,258
Unearned Revenues Regarding Charter Revenues Resulting from Varying Charter Rates [Member]
Unearned Revenue	31,485	44,331
Unamortized Balance of Charters Assumed [Member]
Unearned Revenue	$ 64	$ 940